Note 7 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]
7.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2022	December 31, 2023
Kamsarmax Two Shipping Ltd.	(a)	11,950,000	13,520,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(b)	23,200,000	21,200,000
Eirini Shipping Ltd.	(c)	3,530,000	2,690,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	(d)	17,000,000	14,600,000
Blessed Luck Shipowners Ltd.	(e)	4,750,000	3,750,000
Areti Shipping Ltd.	(f)	2,400,000	1,000,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	(g)	19,025,000	15,575,000
Yannis Navigation Ltd.	(h)	-	10,500,000
Christos Ultra LP. / Maria Ultra LP.	(i)	-	22,000,000
		81,855,000	104,835,000
Less: Current portion		(23,040,000)	(18,050,000)
Long-term portion		58,815,000	86,785,000
Deferred charges, current portion		181,913	245,447
Deferred charges, long-term portion		454,831	661,937
Long-term bank loans, current portion net of deferred charges		22,858,087	17,804,553
Long-term bank loans, long-term portion net of deferred charges		58,360,169	86,123,063

The future annual loan repayments are as follows:

To December 31:
2024	18,050,000
2025	9,650,000
2026	9,670,000
2027	46,965,000
2028	3,000,000
Thereafter	17,500,000
Total	104,835,000

(a)

On April 27, 2018, the Company signed a term loan facility with HSBC Bank Plc. and a loan of $18.4 million was drawn by Kamsarmax Two Shipping Ltd. on April 30, 2018 to finance 70% of the construction cost but no more than 70% of the market value of M/V “Ekaterini”, subject to the existence of a time charter at the time of drawdown for a minimum period of 24 months approved by the lender. The loan was payable in twenty consecutive quarterly installments commencing from July 2018, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last installment in April 2023.  The loan bore interest at LIBOR plus a margin of 2.80%. The loan was secured with (i) first priority mortgage over M/V “Ekaterini”, (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. On March 3, 2023, the Company repaid the full amount of outstanding indebtedness amounting to $11,625,000 by using own funds. M/V “Ekaterini” was released from its mortgage.

On June 20, 2023, the Company signed a term loan facility with Hamburg Commercial Bank AG. and a loan of $14,000,000 was drawn by Kamsarmax Two Shipping Ltd. on June 23, 2023 to finance up to 52.5% of the market value of M/V “Ekaterini”. The loan is payable in sixteen consecutive quarterly installments of $240,000 each commencing from June 2023, with a $10,160,000 balloon payment to be paid together with the last installment in June 2027. The loan bears interest at term Secured Overnight Financing Rate (“term SOFR”) plus a margin of 2.50%. The loan is secured with (i) first priority mortgage over M/V “Ekaterini”, (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $126,000 for this loan.

(b)

On January 27, 2021, the Company signed a term loan facility with Eurobank S.A. for an amount of up to $26,700,000, in order to refinance the existing indebtedness of M/V “Xenia” and M/V “Alexandros P.”, amounting to $22,482,000 as of the date of refinancing, and for working capital purposes, including the partial redemption of the Company’s Series B Preferred Shares. The facility was available in two tranches.  The first tranche of $13,815,000 was drawn on January 27, 2021 and the second tranche of $12,885,000 was drawn on January 29, 2021 by Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. as the borrowers. The loan is payable in twenty-four consecutive quarterly instalments of $500,000 each, followed by a balloon payment of $14,700,000 to be paid together with the last installment in January 2027. The loan bears interest at SOFR plus credit adjustment spread plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V “Xenia” and M/V “Alexandros P.”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 for this loan.

(c)

On February 22, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited for an amount of up to $5,000,000, in order to refinance the existing indebtedness of M/V “Eirini P”, amounting to $3,300,000 as of the date of the refinancing, and for working capital purposes. An aggregate amount of $5,000,000 was drawn on February 24, 2021 by Eirini Shipping Ltd. as the borrower. The loan is payable in twenty consecutive quarterly instalments of $210,000 each, followed by a balloon payment of $800,000 to be paid together with the last installment in February 2026. The loan bears interest at SOFR plus credit adjustment spread plus a margin of 3.60%. The loan is secured with the following: (i) first priority mortgage over M/V “Eirini P”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $100,000 for this loan.

(d)

On September 30, 2021, the Company signed a term loan facility with the National Bank of Greece S.A. (“NBG”) and a loan of $22,000,000 was drawn by Light Shipping Ltd. and Good Heart Shipping Ltd. in order to refinance the existing indebtedness of M/V “Starlight”, amounting to $8,700,000 as of the date of the refinancing, and to post-delivery finance part of the acquisition cost of M/V “Good Heart”. The loan is payable in twenty four consecutive quarterly instalments, comprising four installments of $1,100,000 and eight installments of $600,000, followed by an interim balloon payment of $2,400,000 payable together with the 12th installment, then four installments of $200,000, six installments of $150,000 and two last installments of $100,000, followed by a balloon payment of $8,500,000 to be paid together with the last installment in September 2027. The loan bears interest at SOFR plus credit adjustment spread plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V “Starlight” and M/V “Good Heart”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $176,000 for this loan.

(e)

On August 12, 2021, the Company signed a term loan facility with Piraeus Bank S.A. and drew a loan of $8,000,000 for Blessed Luck Shipowners Ltd., in order to post-delivery finance part of the acquisition cost of M/V “Blessed Luck”. The loan is payable in twelve consecutive quarterly instalments, the first four in the amount of $750,000 each and the next eight in the amount of $250,000 each, followed by a balloon payment of $3,000,000 to be paid together with the last installment in August 2024. The loan bears interest at SOFR plus credit adjustment spread plus a margin of 2.70%. The loan is secured with the following: (i) first priority mortgage over M/V “Blessed Luck”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $72,000 for this loan.

(f)

On October 6, 2021, the Company signed a term loan facility with Chailease International Financial Services (Singapore) PTE. LTD. and on October 14, 2021 a loan of $9,000,000 was drawn by Areti Shipping Ltd. and Pantelis Shipping Ltd. in order to refinance the existing indebtedness of M/V “Tasos” and M/V “Pantelis”. The loan is payable in thirty-six consecutive monthly instalments, the first eighteen in the amount of $300,000 and the next eighteen in the amount of $200,000 each. The loan bears interest at SOFR plus a margin of 3.50%. In October 2022, the Company sold M/V “Pantelis” used as a collateral to the loan. The amount of $2,850,000 was prepaid and the vessel was released from its mortgage. Following the above prepayment, the monthly principal installments were reduced to $150,000 until April 2023, followed by eighteen monthly instalments of $100,000 each. The loan is secured with the following: (i) first priority mortgage over M/V “Tasos”, (ii) first assignment of earnings and insurance of M/V “Tasos” and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $112,500 for this loan.

(g)

On September 30, 2022, the Company signed a term loan facility with Piraeus Bank S.A. and a loan of $20,000,000 was drawn by Molyvos Shipping Ltd. and  Santa Cruz Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Molyvos Luck and M/V “Santa Cruz”. The loan is payable in twenty consecutive quarterly installments, the first four instalments in the amount of $975,000 each and the next sixteen in the amount of $525,000 each, followed by a balloon instalment of $7,700,000, payable together with the last instalment. The loan bears interest at term SOFR plus credit adjustment spread plus a margin of 2.25%. The loan is secured with the following: (i) first priority mortgages over M/V “Molyvos Luck” and M/V “Santa Cruz”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $150,000 for this loan.

(h)

On October 12, 2023, the Company signed a term loan facility with Eurobank S.A. and a loan of $10,500,000 was drawn by Yannis Navigation Ltd. in order to finance part of the acquisition cost of M/V “Yannis Pittas”. The loan is payable in twenty four consecutive quarterly installments, of $250,000, followed by a balloon instalment of $4,500,000, payable together with the last instalment. The loan bears interest at term SOFR plus a margin of 2.0%. The loan is secured with the following: (i) first priority mortgage over M/V “Yannis Pittas”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $78,750 for this loan.

(i)

On October 23, 2023, the Company signed a term loan facility with Eurobank S.A. and a loan of $22,000,000 was drawn by Christos Ultra LP. and Maria Ultra LP. in order to finance part of the acquisition cost of M/V “Christos K” and M/V “Maria”. The loan is payable in twenty four consecutive quarterly installments, of $500,000, followed by a balloon instalment of $10,000,000, payable together with the last instalment. The loan bears interest at term Secured Overnight Financing Rate (“term SOFR”) plus a margin of 2.1%. The loan is secured with the following: (i) first priority mortgages over M/V “Christos K” and M/V “Maria”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $165,000 for this loan.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash).  The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits (including the cash collateral required under certain of the Company’s FFAs, as described in Note 13) amounted to $3,080,863 and $6,097,569 as of December 31, 2022 and 2023, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2023, all the debt covenants are satisfied.

The publication of U.S. Dollar LIBOR for the one-week and two-month U.S. Dollar LIBOR tenors ceased on December 31, 2021, and the ICE Benchmark Administration (“IBA”), the administrator of LIBOR, with the support of the United States Federal Reserve and the United Kingdom’s Financial Conduct Authority, ceased all other U.S. Dollar LIBOR tenors on June 30, 2023. The United States Federal Reserve concurrently issued a statement advising banks to cease issuing U.S. Dollar LIBOR instruments after 2021. As such, any new debt agreements the Company entered into did not use LIBOR as an interest rate, and the Company transitioned its existing loan agreements and interest rate swap agreements from U.S. Dollar LIBOR to an alternative reference rate prior to June 2023.

In response to the anticipated discontinuation of LIBOR, the Alternative Reference Rate Committee, a committee convened by the Federal Reserve that includes major market participants, selected an alternative rate to replace U.S. Dollar LIBOR: the Secured Overnight Financing Rate, or “SOFR.” SOFR is a broad measure of the cost of borrowing cash in the overnight U.S. treasury repo market. SOFR is now the predominant interest rate being used across cash and derivatives markets and the one used following the transition away from LIBOR. The impact of such a transition from LIBOR to SOFR was not significant for the Company. In light of the transition the Company added fallback language to existing debt tied to LIBOR and in some cases agreed to pricing adjustments in its credit agreements. In particular, in certain cases the fallback language provides for the implementation of the so called “hardwire approach” where even the pricing adjustment (the Credit Adjustment Spread or “CAS”) is agreed to in advance, and in other cases the fallback language provides for a negotiation framework and timing in advance of the expected transition. As of December 31, 2023, the Company’s obligations under its credit facilities which accrue interest are based on SOFR.

Interest expense for the years ended December 31, 2021, 2022 and 2023 amounted to $2,040,694, $3,622,458 and $6,277,704, respectively.